Business combinations (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 560	$ 560	$ 26,314	$ 33,209
Net Income/(Loss)	$ (5,301)		$ (3,754)	$ (13,624)